9. COMMON STOCK (Details 2) (USD $)	12 Months Ended			213 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Stock based compensation	$ 1,422,297	$ 1,207,878	$ 991,161	$ 24,176,057
Exploration
Stock based compensation	294,676	267,452	146,343	4,369,529
General and Administrative
Stock based compensation	$ 1,127,621	$ 940,426	$ 844,818	$ 19,806,528